Geographical Location of Revenues And Revenues From Principal Customers (Tables)	6 Months Ended
Jun. 30, 2012
Geographical Location of Revenues And Revenues From Principal Customers [Abstract]
Schedule of Revenues by Geographic Area
	Three months ended		Six months ended
	June 30,		June 30,
	2012	2011	2012	2011
	U.S. dollars in thousands
India	$72	$1,430	$210	$2,832
Europe	1,303	2,448	2,413	4,447
Latin America	459	224	882	544
Japan	1,574	638	2,728	1,381
Other	120	230	536	321
	$3,528	$4,970	$6,769	$9,525

Schedule of Significant Customers
	Three months ended		Six months ended
	June 30,		June 30,
	2012	2011	2012	2011
	U.S. dollars in thousands
Customer A	$1,526	$638	$2,024	$1,381
Customer B	238	1,472	824	2,864
Customer C	72	1,430	210	2,832
Customer D	47	-	704	-
Customer E	$424	$206	$756	$462